INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 2. INVENTORIES

Inventories consisted of the following at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Raw material and component parts- video solutions segment	$2,638,063	$3,044,653
Work-in-process- video solutions segment	11,565	20,396
Finished goods - video solutions segment	3,533,839	4,623,489
Finished goods - entertainment segment	364,641	699,204
Subtotal	6,548,108	8,387,742
Reserve for excess and obsolete inventory- video solutions segment	(4,144,749)	(4,355,666)
Reserve for excess and obsolete inventory - entertainment segment	(78,241)	(186,795)
Total inventories	$2,325,118	$3,845,281

NOTE 5. INVENTORIES

Inventories consisted of the following at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Raw material and component parts- video solutions segment	$3,044,653	$4,509,165
Work-in-process- video solutions segment	20,396	3,164
Finished goods - video solutions segment	4,623,489	6,846,091
Finished goods - entertainment segment	699,204	970,527
Subtotal	8,387,742	12,328,947
Reserve for excess and obsolete inventory- video solutions segment	(4,355,666)	(5,230,261)
Reserve for excess and obsolete inventory - entertainment segment	(186,795)	(259,280)
Total inventories	$3,845,281	$6,839,406

Finished goods inventory includes units held by potential customers and sales agents for test and evaluation purposes. The cost of such units totaled $42,797 and $171,071 as of December 31, 2023 and 2022, respectively.